DoubleLine Low Duration Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 78.4%

Brazil - 3.2%
2,800,000	Banco Bradesco S.A.	3.20%		01/27/2025	2,839,872
105,102	Invepar Holdings	0.00	% (a)(b)	12/30/2028	—
1,517,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 2.82%)	4.50%		11/21/2029	1,512,002
4,250,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	4,086,481

					8,438,355

Chile - 7.0%
4,850,000	Chile Electricity PEC SpA	0.00	% (c)	01/25/2028	3,961,140
300,000	Colbun S.A.	4.50%		07/10/2024	316,855
652,000	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	623,557
1,188,600	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,191,286
1,150,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	386,688
5,350,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	5,597,437
363,000	Geopark Ltd.	6.50%		09/21/2024	372,500
2,447,120	GNL Quintero S.A.	4.63%		07/31/2029	2,600,811
2,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	2,037,110
1,478,000	VTR Comunicaciones SpA	5.13%		01/15/2028	1,509,770

					18,597,154

China - 3.2%
1,500,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	1,537,455
900,000	Baidu, Inc.	3.50%		11/28/2022	919,571
1,800,000	Baidu, Inc.	3.88%		09/29/2023	1,877,539
200,000	ENN Energy Holdings Ltd.	3.25%		07/24/2022	202,092
800,000	State Grid Overseas Investment Ltd.	3.13%		05/22/2023	822,805
1,300,000	State Grid Overseas Investment Ltd.	1.00%		08/05/2025	1,272,710
305,000	Tencent Holdings Ltd.	3.28%		04/11/2024	318,474
1,500,000	Tencent Holdings Ltd.	1.81	% (c)	01/26/2026	1,499,258

					8,449,904

Colombia - 4.7%
2,200,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	2,203,333
2,700,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	2,704,091
3,350,000	Ecopetrol S.A.	5.88%		09/18/2023	3,555,271
2,800,000	Grupo Aval Ltd.	4.75%		09/26/2022	2,853,564
1,100,000	GrupoSura Finance S.A.	5.50%		04/29/2026	1,168,211

					12,484,470

Dominican Republic - 0.4%
900,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	943,704

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Guatemala - 0.9%
1,150,000	Central American Bottling Corporation	5.75%		01/31/2027	1,182,879
1,216,800	Millicom International Cellular S.A.	5.13%		01/15/2028	1,263,178

					2,446,057

Hong Kong - 3.3%
5,000,000	CK Hutchison International 21 Ltd.	1.50	% (c)	04/15/2026	4,936,735
3,580,000	HPHT Finance Ltd.	2.88%		11/05/2024	3,701,934

					8,638,669

India - 4.1%
1,200,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	1,234,451
3,937,000	ONGC Videsh Ltd.	2.88%		01/27/2022	3,940,791
200,000	ONGC Videsh Ltd.	3.75%		05/07/2023	205,874
250,000	Reliance Holdings, Inc.	4.13%		01/28/2025	267,218
4,400,000	Reliance Industries Ltd.	5.40%		02/14/2022	4,420,340
900,000	Vedanta Resources Ltd.	7.13%		05/31/2023	869,823

					10,938,497

Indonesia - 1.9%
2,500,000	Minejesa Capital B.V.	4.63%		08/10/2030	2,576,900
2,500,000	Pertamina Persero PT	1.40%		02/09/2026	2,430,888

					5,007,788

Jamaica - 0.1%
345,148	Digicel Group Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (c)	04/01/2025	320,068
57,857	Digicel Group Ltd. (PIK 7.00%)	7.00	% (c)(d)	01/18/2022	50,393

					370,461

Korea - 13.7%
1,100,000	Korea Development Bank	1.25%		06/03/2025	1,097,905
3,000,000	Korea Development Bank	1.00%		09/09/2026	2,932,240
1,700,000	Korea East-West Power Company Ltd.	1.75	% (c)	05/06/2025	1,713,803
3,431,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	3,458,858
1,500,000	Korea Electric Power Corporation	1.13	% (c)	06/15/2025	1,482,307
4,600,000	Korea Electric Power Corporation	1.13%		06/15/2025	4,545,741
1,100,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (c)	04/27/2026	1,080,953
4,550,000	Korea Southern Power Company Ltd.	0.75	% (c)	01/27/2026	4,394,840
5,500,000	KT Corporation	1.00%		09/01/2025	5,395,997
4,500,000	LG Chem Ltd.	3.25%		10/15/2024	4,739,572
1,600,000	POSCO	2.38%		11/12/2022	1,619,128
3,600,000	POSCO	2.38%		01/17/2023	3,640,885

					36,102,229

Kuwait - 1.2%
400,000	Equate Petrochemical B.V.	4.25%		11/03/2026	435,685
2,600,000	MEGlobal Canada ULC	5.00	% (c)	05/18/2025	2,841,896

					3,277,581

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Malaysia - 5.1%
1,244,000	Axiata SPV2 BHD	4.36%		03/24/2026	1,365,931
200,000	CIMB Bank BHD	3.26%		03/15/2022	200,856
2,488,000	Petronas Capital Ltd.	3.13%		03/18/2022	2,499,469
3,400,000	Petronas Capital Ltd.	3.50%		03/18/2025	3,604,908
5,550,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	5,798,917

					13,470,081

Mexico - 1.0%
1,500,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88	% (d)	07/06/2022	1,519,080
1,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	1,043,210

					2,562,290

Panama - 2.4%
1,000,000	Banistmo S.A.	3.65%		09/19/2022	1,011,065
3,250,000	Multibank, Inc.	4.38%		11/09/2022	3,314,399
227,583	Panama Metro Line SP	0.00	% (c)	12/05/2022	225,602
388,814	Panama Metro Line SP	0.00%		12/05/2022	385,429
1,257,000	Sable International Finance Ltd.	5.75%		09/07/2027	1,288,111

					6,224,606

Paraguay - 0.2%
600,000	Banco Continental SAECA	2.75	% (c)	12/10/2025	583,389

Peru - 8.4%
2,700,000	Banco de Credito del Peru (5 Year CMT Rate + 2.45%)	3.25	% (c)	09/30/2031	2,670,151
650,000	Banco de Credito del Peru (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	642,814
1,750,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	1,731,039
1,000,000	Banco Internacional del Peru S.A.A. (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	1,055,365
1,600,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	1,591,944
1,735,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,776,866
500,000	Camposol S.A.	6.00%		02/03/2027	519,308
1,400,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	1,448,377
3,512,500	Fenix Power Peru S.A.	4.32%		09/20/2027	3,596,782
1,500,000	Inkia Energy Ltd.	5.88%		11/09/2027	1,539,622
359,431	Interoceanica Finance Ltd.	0.00%		11/30/2025	338,090
200,000	Kallpa Generacion S.A.	4.88%		05/24/2026	211,960
1,633,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	1,573,444
870,000	Scotiabank Peru S.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	887,570
2,400,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	2,544,552

					22,127,884

Qatar - 1.9%
700,000	Qatar Petroleum	1.38	% (c)	09/12/2026	687,309
4,300,000	Qatar Petroleum	1.38%		09/12/2026	4,222,041

					4,909,350

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Saudi Arabia - 2.0%
900,000	SA Global Sukuk Ltd.	1.60	% (c)	06/17/2026	887,175
3,400,000	SA Global Sukuk Ltd.	1.60%		06/17/2026	3,351,550
500,000	Saudi Arabian Oil Company	2.75%		04/16/2022	503,563
500,000	Saudi Arabian Oil Company	1.25	% (c)	11/24/2023	500,560

					5,242,848

Singapore - 11.3%
500,000	DBS Group Holdings Ltd.	1.17	% (c)	11/22/2024	498,567
5,500,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	5,441,122
1,000,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (c)	09/10/2030	992,820
5,500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	5,460,510
1,300,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	1,347,038
1,100,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	1,163,341
5,000,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	5,186,867
3,250,000	Temasek Financial Ltd.	2.38%		01/23/2023	3,304,143
1,700,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	1,780,958
3,800,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	3,751,132
775,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	778,999

					29,705,497

Thailand - 0.1%
300,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.06%		11/20/2023	302,124

United Arab Emirates - 2.3%
6,067,630	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	6,086,978

Total Foreign Corporate Bonds (Cost $209,122,171)					206,909,916

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 18.7%

Brazil - 2.0%
5,100,000	Brazilian Government International Bond	2.88%		06/06/2025	5,189,250

Chile - 0.3%
800,000	Chile Government International Bond	3.13%		01/21/2026	844,008

Colombia - 2.5%
400,000	Colombia Government International Bond	2.63%		03/15/2023	403,804
5,800,000	Colombia Government International Bond	4.50%		01/28/2026	6,081,909

					6,485,713

Indonesia - 2.7%
200,000	Indonesia Government International Bond	2.95%		01/11/2023	204,534
1,500,000	Perusahaan Penerbit SBSN Indonesia III	3.30%		11/21/2022	1,535,625
200,000	Perusahaan Penerbit SBSN Indonesia III	3.75%		03/01/2023	207,059
3,250,000	Perusahaan Penerbit SBSN Indonesia III	2.30%		06/23/2025	3,339,538
1,500,000	Perusahaan Penerbit SBSN Indonesia III	1.50	% (c)	06/09/2026	1,495,500
300,000	Perusahaan Penerbit SBSN Indonesia III	1.50%		06/09/2026	299,100

					7,081,356

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Malaysia - 2.0%
5,100,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	5,351,054

Panama - 1.9%
1,200,000	Panama Government International Bond	4.00%		09/22/2024	1,276,212
3,600,000	Panama Government International Bond	3.75%		03/16/2025	3,817,836

					5,094,048

Peru - 2.4%
6,300,000	Peruvian Government International Bond	2.39%		01/23/2026	6,407,163

Qatar - 1.9%
4,700,000	Qatar Government International Bond	3.25%		06/02/2026	5,011,276

Saudi Arabia - 1.9%
2,500,000	Saudi Government International Bond	2.88%		03/04/2023	2,562,715
2,300,000	Saudi Government International Bond	3.25%		10/26/2026	2,453,849

					5,016,564

United Arab Emirates - 1.1%
1,500,000	Abu Dhabi Government International Bond	0.75	% (c)	09/02/2023	1,496,918
1,300,000	Abu Dhabi Government International Bond	2.50	% (c)	04/16/2025	1,350,960

					2,847,878

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $49,633,381)					49,328,310

Common Stocks - 0.1%
21,248	Frontera Energy Corporation (f)				172,961

Total Common Stocks (Cost $1,923,481)					172,961

Warrants - 0.0%
87,695	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (a)(f)				—

Total Warrants (Cost $—)					—

Short Term Investments - 2.0%
1,736,179	First American Government Obligations Fund - Class U	0.03	% (e)		1,736,179
1,734,881	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (e)		1,734,881
1,734,881	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (e)		1,734,881

Total Short Term Investments (Cost $5,205,941)					5,205,941

Total Investments - 99.2% (Cost $265,884,974)					261,617,128
Other Assets in Excess of Liabilities - 0.8%					2,113,983

NET ASSETS - 100.0%					$263,731,111

(a)	Value determined using significant unobservable inputs.

(b)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(d)	Perpetual Maturity. The date disclosed is the next call date of the security.

(e)	Seven-day yield as of period end

(f)	Non-income producing security

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	78.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18.7%
Short Term Investments	2.0%
Common Stocks	0.1%
Warrants	0.0%	(g)
Other Assets and Liabilities	0.8%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	21.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18.7%
Utilities	17.5%
Energy	12.0%
Telecommunications	7.4%
Transportation	7.1%
Finance	2.8%
Technology	2.3%
Building and Development (including Steel/Metals)	2.0%
Short Term Investments	2.0%
Conglomerates	1.9%
Chemicals/Plastics	1.8%
Chemical Products	1.2%
Containers and Glass Products	0.4%
Mining	0.3%
Consumer Products	0.2%
Construction	0.0%	(g)
Other Assets and Liabilities	0.8%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Korea	13.7%
Singapore	11.3%
Peru	10.8%
Chile	7.3%
Colombia	7.3%
Malaysia	7.1%
Brazil	5.2%
Indonesia	4.6%
Panama	4.3%
India	4.1%
Saudi Arabia	3.9%
Qatar	3.8%
United Arab Emirates	3.4%
Hong Kong	3.3%
China	3.2%
United States	2.0%
Kuwait	1.2%
Mexico	1.0%
Guatemala	0.9%
Dominican Republic	0.4%
Paraguay	0.2%
Jamaica	0.1%
Thailand	0.1%
Other Assets and Liabilities	0.8%

100.0%

(g)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,118,086,033	$237,487,663	$12,216,818	$5,050,345	$515,277,655	$38,977,992
Affiliated Mutual Funds	—	1,022,379,653	—	4,539,019	—	—
Common Stocks	—	2,141,785	1,859,970	—	727,136	13,226
Exchange Traded Funds	—	—	—	4,632,744	—	—
Real Estate Investment Trusts	—	—	—	2,048,120	—	—

Total Level 1	1,118,086,033	1,262,009,101	14,076,788	16,270,228	516,004,791	38,991,218
Level 2
US Government and Agency Mortgage Backed Obligations	$21,090,282,907	$1,597,601,998	$—	$5,477,185	$325,414,275	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,891,827,358	1,069,239,314	—	6,104,095	1,252,201,222	—
Non-Agency Commercial Mortgage Backed Obligations	5,552,680,861	949,053,506	—	—	1,189,912,413	1,494,876
US Government and Agency Obligations	3,824,340,613	2,281,306,196	—	—	609,901,841	—
Asset Backed Obligations	2,911,317,929	489,682,699	—	—	654,503,259	—
Collateralized Loan Obligations	1,455,324,601	399,103,628	—	—	1,266,427,427	7,426,182
US Corporate Bonds	14,556,581	1,628,664,444	—	—	403,575,921	32,106,200
Foreign Corporate Bonds	—	880,244,512	554,415,827	—	904,225,221	1,782,143
Bank Loans	—	515,135,224	—	—	486,477,393	305,905,475
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	276,892,538	303,975,082	—	166,431,875	—
Municipal Bonds	—	7,401,521	—	—	—	—
Other Short Term Investments	—	—	—	2,996,891	—	—

Total Level 2	47,740,330,850	10,094,325,580	858,390,909	14,578,171	7,259,070,847	348,714,876
Level 3
Repurchase Agreements	$361,062,689	$30,088,558	$—	$—	$—	$—
Asset Backed Obligations	101,472,389	9,139,070	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	95,705,855	142,318	—	—	—	—
Collateralized Loan Obligations	508,893	—	—	160,982	—	—
Bank Loans	—	497,200	—	—	—	398,148
Common Stocks	—	1,917,764	—	—	—	1,099,017

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Warrants	$—	$12,614	$—	$—	$—	$—

Total Level 3	558,749,826	41,797,524	—	160,982	—	1,497,165

Total	$49,417,166,709	$11,398,132,205	$872,467,697	$31,009,381	$7,775,075,638	$389,203,259
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Unfunded Loan Commitments	—	791,864	—	—	—	441,519
Futures Contracts	—	—	—	130,357	—	—
Excess Return Swaps	—	—	—	92,122	—	—

Total Level 2	—	791,864	—	222,479	—	441,519
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$791,864	$—	$222,479	$—	$441,519

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$584,073,798	$40,556,118	$5,205,941	$990,996	$26,347,877	$17,780,186
Common Stocks	16,188	49,053	172,961	—	—	—
Affiliated Mutual Funds	—	45,328,316	—	—	—	—

Total Level 1	584,089,986	85,933,487	5,378,902	990,996	26,347,877	17,780,186
Level 2
US Government and Agency Obligations	$1,663,585,754	$—	$—	$16,624,711	$—	$233,430,149
Collateralized Loan Obligations	1,426,374,780	249,720,190	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,164,173,552	259,334,201	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,125,239,864	186,222,227	—	—	—	—
Bank Loans	719,894,142	125,408,231	—	—	—	—
Asset Backed Obligations	677,803,306	68,001,860	—	—	—	—
Foreign Corporate Bonds	594,044,980	108,309,626	206,909,916	—	—	—
US Corporate Bonds	458,677,315	74,178,915	—	—	—	—
US Government and Agency Mortgage Backed Obligations	325,588,538	41,114,760	—	53,692,994	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	99,923,470	54,877,232	49,328,310	—	—	447,089,938
Other Short Term Investments	—	—	—	499,993	186,814,442	—

Total Level 2	8,255,305,701	1,167,167,242	256,238,226	70,817,698	186,814,442	680,520,087
Level 3
Repurchase Agreements	38,685,288	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	5,871,403	1,113,837	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Common Stocks	$1,119,364	$376,229	$—	$—	$—	$—
Bank Loans	405,520	108,715	—	—	—	—
Asset Backed Obligations	—	20,368,018	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	9,110,536	—	—	—	—
Collateralized Loan Obligations	—	72,699	—	—	—	—
Warrants	—	1,421	—	—	—	—

Total Level 3	46,081,575	31,151,455	—	—	—	—

Total	$8,885,477,262	$1,284,252,184	$261,617,128	$71,808,694	$213,162,319	$698,300,273

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2
Excess Return Swaps	685,616,865	—	—	—	14,513,615	—
Unfunded Loan Commitments	36,438	198,535	—	—	—	—
Futures Contracts	—	—	—	483,307	—	—
Forward Currency Exchange Contracts	—	—	—	—	—	(242,964)

Total Level 2	685,653,303	198,535	—	483,307	14,513,615	(242,964)
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$685,653,303	$198,535	$—	$483,307	$14,513,615	$(242,964)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$24,450,347	$1,305,764	$2,375,669	$546,632	$206,264	$18,466,039
Affiliated Mutual Funds	—	—	7,857,680	—	—	—

Total Level 1	24,450,347	1,305,764	10,233,349	546,632	206,264	18,466,039
Level 2
Asset Backed Obligations	$291,385,845	$—	$2,351,007	$—	$—	$3,407,976
US Corporate Bonds	179,903,176	10,559,706	5,678,680	3,900,670	—	1,044,996
Foreign Corporate Bonds	68,886,019	5,527,453	5,957,278	808,814	1,797,385	—
Commercial Paper	—	12,990,584	—	—	—	—
US Government and Agency Obligations	—	—	18,544,075	2,805,909	—	4,103,981
Collateralized Loan Obligations	—	—	17,504,050	4,696,937	—	21,018,352
Non-Agency Commercial Mortgage Backed Obligations	—	—	14,210,344	3,036,103	—	24,606,692
Non-Agency Residential Collateralized Mortgage Obligations	—	—	12,748,600	—	—	28,533,172
US Government and Agency Mortgage Backed Obligations	—	—	4,175,218	—	—	17,004,591
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	635,069	—	7,273,494	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Total Level 2	$540,175,040	$29,077,743	$81,804,321	$15,248,433	$9,070,879	$99,719,760
Level 3
Foreign Corporate Bonds	$2,469,714	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	—	8,513,739
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,182,274

Total Level 3	2,469,714	—	—	—	—	9,696,013

Total	$567,095,101	$30,383,507	$92,037,670	$15,795,065	$9,277,143	$127,881,812

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Excess Return Swaps	—	—	6,925,970	2,858,451	—	—
Forward Currency Exchange Contracts	—	—	(5,323,406)	—	—	—

Total Level 2	—	—	1,602,564	2,858,451	—	—
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$—	$1,602,564	$2,858,451	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$10,876,871
Money Market Funds	42,745

Total Level 1	10,919,616
Level 2
US Government and Agency Obligations	$2,152,360

Total Level 2	2,152,360
Level 3	—

Total	$13,071,976

Other Financial Instruments
Level 1	$—

Total Level 1	—
Level 2
Excess Return Swaps	347,041

Total Level 2	347,041
Level 3	—

Total Level 3	—

Total	$347,041

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Repurchase Agreements	$378,000,000	$(10,939)	$(1,224,371)	$(3,211)	$378,006,720	$(393,705,510)	$—	$—	$361,062,689	$—
Asset Backed Obligations	—	—	(2,467,447)	—	103,939,836	—	—	—	101,472,389	—
Non-Agency Residential Collateralized Mortgage Obligations	71,682,524	264,853	(1,561)	407,071	4,341,894	(13,560,471)	32,571,545	—	95,705,855	(922,795)
Collateralized Loan Obligations	369,501	—	100,972	8,191	30,229	—	—	—	508,893	124,777

Total	$450,052,025	$253,914	$(3,592,407)	$412,051	$486,318,679	$(407,265,981)	$32,571,545	$—	$558,749,826	$(798,018)

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$1	$(1,153,473)	$—	$6,799,108	$(118,242)	$—	$—	$20,368,018	$(1,067,237)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	134,662	(6,935)	139,966	—	(1,218,088)	—	—	9,110,536	74,673
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	1,252	(37,863)	7,582	—	(35,384)	—	—	1,113,837	(42,760)
Common Stocks	294,158	26,756	37,188	—	44,883	(26,756)	—	—	376,229	21,090
Bank Loans	136,307	10,171	(13,117)	2,946	—	(27,592)	—	—	108,715	(2,654)
Collateralized Loan Obligations	1,227,488	—	84,844	277	4,318	—	—	(1,244,228)	72,699	88,245
Warrants	—	—	1,421	—	—	—	—	—	1,421	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$172,842	$(1,089,435)	$150,771	$6,848,309	$(1,426,062)	$—	$(1,244,228)	$31,151,455	$(930,143)

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$4	$(1,034,621)	$(876)	$2,953,961	$(346,473)	$—	$—	$8,513,739	$(450,016)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	28,760	12,830	—	—	—	—	1,182,274	28,760

Total	$8,082,428	$4	$(1,005,861)	$11,954	$2,953,961	$(346,473)	$—	$—	$9,696,013	$(421,256)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Repurchase Agreements	$361,062,689	Market Comparables	Market Quotes	$99.66 ($99.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$101,472,389	Market Comparables	Market Quotes	$100.00 - $6,197.75 ($5,111.72)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$95,705,855	Market Comparables	Market Quotes	$13.18 - $121.44 ($85.44)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$508,893	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$20,368,018	Market Comparables	Market Quotes	$78.63 - $2,065.49 ($276.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,110,536	Market Comparables	Market Quotes	$97.07 ($97.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,113,837	Market Comparables	Market Quotes	$79.87 ($79.87)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$376,229	Market Comparables	Market Quotes	$1.88 - $34.50 ($22.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$108,715	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$72,699	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$1,421	Intrinsic Value	Underlying Equity Price	$0.00 - $0.30 ($0.30)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,513,739	Market Comparables	Market Quotes	$69.65 - $11,331.87 ($2,260.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,182,274	Market Comparables	Yields	12.62% (12.62%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.